CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and balances at central bank
Cash	$ 7,210,250	$ 6,658,688
Due from central banks	7,871,879	8,299,656
Due from other private financial entities	4,867,472	3,033,898
Checks on hold	109,736	154,985
Remittances of domestic negotiated checks in transit	125,737	108,838
Total cash and due from banks	20,185,074	18,256,065
Money market transactions:
Interbank borrowings	3,193,915	2,465,913
Reverse repurchase agreements and other similar secured loans	322,160	3,016,064
Total money market transactions	3,516,075	5,481,977
Total cash and cash equivalents	23,701,149	23,738,042	$ 18,730,810	$ 18,165,644
Restricted cash	$ 295,260	$ 334,190
Legal banking reserve
Money market transactions:
Mandatory reserve percentage in central bank	3.50%	4.50%
Grupo Agromercantil Holding S.A.
Money market transactions:
Total cash and cash equivalents		$ 1,697,646	$ 1,500,647	$ 1,216,573
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions:
Mandatory reserve percentage in central bank	14.60%	14.60%
Banco Agricola S.A. | Liquidity reserve | Minimum
Money market transactions:
Mandatory reserve percentage in central bank	1.00%	1.00%
Banco Agricola S.A. | Liquidity reserve | Maximum
Money market transactions:
Mandatory reserve percentage in central bank	15.00%	25.00%
Bancolombia Panama S.A. and Banistmo S.A | Liquidity reserve
Money market transactions:
Mandatory reserve percentage in central bank	30.00%	30.00%